UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/09/07


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $177,095


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5819    95918 SH       DEFINED                 93808        0     2110
American Intl Group Inc        COM              026874107     7740   108012 SH       DEFINED                104717        0     3295
Amgen Inc                      COM              031162100     2091    30610 SH       DEFINED                 29160        0     1450
Authentidate Holding Corp      COM              052666104       16    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     6162   125112 SH       DEFINED                121367        0     3745
Avery Dennison Corp            COM              053611109     5325    78396 SH       DEFINED                 75431        0     2965
BP P.L.C. Spons ADR            COM              055622104     1420    21161 SH       DEFINED                 20661        0      500
Capital One Finl Corp          COM              14040H105     3867    50340 SH       DEFINED                 48880        0     1460
Carnival Corp                  COM              143658300     5216   106346 SH       DEFINED                103836        0     2510
Chevron Corp New               COM              166764100      717     9750 SH       DEFINED                  7604        0     2146
Citigroup Inc                  COM              172967101     1388    24921 SH       SOLE                    24921        0        0
Devon Energy Corp              COM              25179M103     4850    72300 SH       DEFINED                 69844        0     2456
Disney Walt Co.                COM              254687106     3866   112805 SH       DEFINED                110155        0     2650
EMC Corporation                COM              268648102     2256   170918 SH       DEFINED                162383        0     8535
Electronic Arts                COM              285512109     2360    46865 SH       DEFINED                 45800        0     1065
Exxon Mobil Corp               COM              30231G102     4284    55899 SH       DEFINED                 54499        0     1400
Fannie Mae                     COM              313586109     1603    26999 SH       DEFINED                 26964        0       35
General Electric Co            COM              369604103     9448   253911 SH       DEFINED                250536        0     3375
Heinz H J Co                   COM              423074103      243     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     7359   178661 SH       DEFINED                173126        0     5535
Intl Business Machines         COM              459200101     5793    59634 SH       DEFINED                 56934        0     2700
JPMorgan Chase & Co            COM              46625H100     5350   110773 SH       DEFINED                107183        0     3590
Johnson & Johnson              COM              478160104     5276    79910 SH       DEFINED                 77885        0     2025
KB Home                        COM              48666K109      205     4000 SH       SOLE                     4000        0        0
Marsh & McLennan Cos Inc       COM              571748102      350    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      340     7115 SH       SOLE                     7115        0        0
McDonalds Corp                 COM              580135101      578    13040 SH       SOLE                    13040        0        0
Medtronic Inc                  COM              585055106     2179    40729 SH       DEFINED                 39554        0     1175
Merck & Co Inc.                COM              589331107      205     4695 SH       SOLE                     4695        0        0
Microsoft Corp                 COM              594918104     4358   145945 SH       DEFINED                141480        0     4465
Motorola Inc                   COM              620076109     3031   147440 SH       DEFINED                145190        0     2250
Nordstrom Inc                  COM              655664100     9811   198839 SH       DEFINED                193779        0     5060
Omnicom Group                  COM              681919106     7208    68951 SH       DEFINED                 66826        0     2125
Pall Corp                      COM              696429307     5112   147973 SH       DEFINED                143808        0     4165
Pepsico Inc                    COM              713448108     6367   101793 SH       DEFINED                 99243        0     2550
Pfizer Inc                     COM              717081103     1792    69194 SH       DEFINED                 65484        0     3710
Pitney-Bowes, Inc              COM              724479100     1247    27000 SH       SOLE                    27000        0        0
Procter & Gamble Company       COM              742718109     6646   103404 SH       DEFINED                101177        0     2227
Qualcomm Inc.                  COM              747525103      565    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      557    10550 SH       SOLE                    10550        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      507     7166 SH       SOLE                     7166        0        0
Sara Lee Corp                  COM              803111103      516    30285 SH       SOLE                    30285        0        0
Schlumberger Limited           COM              806857108     8016   126914 SH       DEFINED                123644        0     3270
Swift Energy Co                COM              870738101     3595    80231 SH       DEFINED                 77756        0     2475
Teva Pharmaceutical Inds ADR   COM              881624209     2108    67830 SH       DEFINED                 65810        0     2020
Texas Instruments Incorporated COM              882508104      461    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2497    89882 SH       DEFINED                 87780        0     2102
Wal Mart Stores Inc            COM              931142103     6535   141522 SH       DEFINED                137757        0     3765
Walgreen Co.                   COM              931422109     6535   142399 SH       DEFINED                139974        0     2425
Western Union Corp             COM              959802109     2443   108987 SH       DEFINED                104552        0     4435
Wyeth Corp                     COM              983024100      633    12426 SH       SOLE                    12426        0        0
Zimmer Holdings Inc            COM              98956P102      249     3180 SH       SOLE                     3180        0        0